23. Other payables (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Other Payables
Financial lease liability, beginning	$ 0
Incorporation by adoption of IFRS 16	421,991
Increase	3,062
Payments	(212,403)
Exchange difference and gain on net monetary position	8,887
Financial lease liability, ending	$ 221,537